Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow disclosures
Other receivables and credits	$ (58,969)	$ (68,846)	$ (32,429)
Inventories	(2,470)	5,013	(1,551)
Other liabilities	(9,991)	(69,658)	(19,323)
Changes in working capital	$ (71,430)	$ (133,491)	$ (53,303)